Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2012 Customer A	Dec. 31, 2012 Customer B
Financial Instruments [Line Items]
Number of largest customers	2
Percentage of accounts receivable out of total accounts receivable			60.00%	36.00%
Accounts and notes receivable, allowance for doubtful accounts	$ 0	$ 18